Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

($ millions)	2021	2020
Balance, beginning of year	11,792	12,004
Foreign currency translation impacts (1)	(72)	(212)
Balance, end of year	11,720	11,792
(1)    Relates to the translation of goodwill associated with the acquisitions of ITC, UNS Energy, Central Hudson, Caribbean Utilities and FortisTCI, whose functional currency is the U.S. dollar